Sales - Trade receivables - Allowances reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Opening balance	€ (983)	€ (888)	€ (816)
Net addition with impact on income statement	(212)	(383)	(332)
Net addition with impact on income statement	(212)
Losses on trade receivables	283	275	271
Changes in the scope of consolidation	(91)	0	(1)
Translation adjustment	(7)	13	(5)
Reclassifications and other items	(1)	0	(5)
Closing balance	€ (1,012)	€ (983)	€ (888)